                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-04165
                                  ----------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4500 MAIN STREET, KANSAS CITY, MISSOURI             64111
--------------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:              09-30
                         -------------------------------------------------------

Date of reporting period:             09-30-2008
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

ANNUAL REPORT
SEPTEMBER 30, 2008

[american century investments logo and text logo®]

AMERICAN CENTURY INVESTMENTS

TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Prospectus Supplement Enclosed

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
September 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .    2
      Zero-Coupon Treasury Total Returns . . . . . . . . . . . . . . . . .    2

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

FINANCIAL STATEMENTS

OTHER INFORMATION

     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
     Approval of Management Agreements for Target 2010,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

FED FACED ECONOMIC TUG-OF-WAR

The Federal Reserve (the Fed) began the 12-month period facing the dual--and conflicting--challenges of keeping recession at bay and fending off inflation.
For much of the period, the Fed favored anti-recessionary measures, cutting its federal funds rate target six times from October 2007 to April 2008 (after cutting once in September 2007).

In addition to its interest rate policy activities, the Fed enacted a series of emergency lending programs for a wide spectrum of borrowers, engineered
JPMorgan's purchase of Bear Stearns, and bailed out insurer AIG.

As the Fed remained vigilant in its efforts to stimulate economic growth, inject liquidity, and restore confidence in the U.S. financial system, inflation pressures were mounting. By springtime 2008, oil and other commodity prices approached record highs, and the Fed seemed to refocus on inflation, holding interest rates steady during the last five months of the reporting period. Inflation, as measured by the one-year change in the Consumer Price
Index, ended the period at 4.9%, down from the highs reached during the summer months. Late in the period, commodity prices retreated sharply in the face of a global economic slowdown, easing inflationary concerns.

TREASURY PRICES SOARED, YIELDS FELL ON FLIGHT TO QUALITY

Against a backdrop of widespread credit and liquidity problems, coupled with a series of high-profile failures and near-failures and unprecedented government intervention in the financial sector, investors favored the highest-quality securities. Treasuries rallied across the yield curve, outperforming other sectors of the fixed-income market, most of which suffered from credit-related risk aversion.

The yield on the two-year nominal Treasury note plunged 202 basis points (one basis point equals 0.01 percentage point), from 3.99% to 1.97% during the period. The 10- and 30-year Treasury yields shed 76 basis points and 53 basis points to 3.83% and 4.31%, respectively. The spread, or difference in yield, between two- and 10-year Treasuries widened from 60 basis points at the beginning of the period to 186 basis points at the end, reflecting a steeper yield curve.

Zero-Coupon Treasury Total Returns
For the 12 months ended September 30, 2008

11/15/10 STRIPS Issue                    8.92%
11/15/15 STRIPS Issue                   11.32%
11/15/20 STRIPS Issue                   10.27%
11/15/25 STRIPS Issue                   11.42%

------

PERFORMANCE
Target 2010

Total Returns as of September 30, 2008
                                           Average Annual Returns
                                                              Since    Inception
                              1 year   5 years   10 years   Inception     Date

INVESTOR CLASS                7.64%     3.94%      5.15%     11.54%     3/25/85

11/15/10 STRIPS ISSUE         8.92%     4.33%      5.70%    12.61%(1)      --

MERRILL LYNCH 10+ YEAR
TREASURY TOTAL
RETURN INDEX(2)               10.63%    5.84%      6.19%    9.97%(1)       --

Advisor Class                 7.36%     3.67%       --        5.25%     10/20/98

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2010

Portfolio Managers: Seth Plunkett and Bob Gahagan

PERFORMANCE SUMMARY

Target 2010 returned 7.64%* for the 12 months ended September 30, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2010, returned 8.92%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio and the benchmark posted their highest fiscal-year returns since
2002. That performance reflected the market's preference for high-quality securities during the reporting period. Treasury securities performed well, while other fixed-income sectors struggled with credit-related concerns.
Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes helped performance among Treasury zero-coupon bonds.

Our allocation to non-Treasury securities (approximately 44.5% of the portfolio) contributed to the performance lag relative to the benchmark.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2010 invests--primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped"
and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or differences in yield, between government agency (spread) securities and Treasury STRIPS. We do this by purchasing and selling government agency zero-coupon bonds according to their trading relationships with Treasury STRIPS. These spreads widened during the 12-month period, because securities viewed as less liquid or lower credit quality--including agency securities with implicit government guarantees--underperformed the most-liquid and highest-credit-quality securities (Treasuries).

As such, the fund's Treasury-equivalent and government agency securities, including REFCORP (Resolution Funding Corporation) and FICO (Financing
Corporation) STRIPS, detracted from relative performance. We maintained positions in these higher-yielding securities due to their long-term return potential and expected favorable impact on the portfolio's anticipated value at maturity (AVM).

Portfolio at a Glance
                                                  As of           As of
                                                 9/30/08         3/31/08

Anticipated Growth Rate (Investor Class)          1.45%           1.23%
Weighted Average Maturity Date                   9/28/10         8/28/10
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                              $105.48         $105.35

(1) See graph on page 5.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

------

Target 2010

Periodic flows of investor cash into the portfolio enabled us to take advantage of the spread widening among agency zeros. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening--and higher prices. By prospectus mandate, we may invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of September was approximately 13%.

OUTLOOK

Target 2010 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. During the reporting period, the fund's AVM increased by 9 cents to $105.48. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/deleveraging process now occurring in the financial markets is healthy and necessary, but it is rarely orderly. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We expect this climate to continue to favor the Treasury sector.
We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in Portfolio
                                                 % of net        % of net
                                               assets as of    assets as of
                                                 9/30/08         3/31/08

Treasury STRIPS                                   52.1%           56.6%
REFCORP STRIPS                                    24.1%           18.8%
CATS                                               6.8%            5.5%
Other Treasuries                                   3.4%            3.1%
TOTAL TREASURIES & EQUIVALENTS                    86.4%           84.0%
Govt. Agency STRIPS                                7.8%            9.8%
Other Govt. Agencies                               5.4%            6.0%
TOTAL GOVT. AGENCIES                              13.2%           15.8%
Temporary Cash Investments                         0.4%            0.3%
Other Assets and Liabilities                      --(1)           (0.1)%

(1) Category is less than 0.05% of total net assets.

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

PERFORMANCE
Target 2015

Total Returns as of September 30, 2008
                                           Average Annual Returns
                                                              Since    Inception
                              1 year   5 years   10 years   Inception     Date

INVESTOR CLASS                10.43%    5.97%      6.11%      9.33%      9/1/86

11/15/15 STRIPS ISSUE         11.32%    6.22%      6.63%    9.10%(1)       --

MERRILL LYNCH 10+ YEAR
TREASURY TOTAL
RETURN INDEX(2)               10.63%    5.84%      6.19%    8.27%(1)       --

Advisor Class                 10.15%    5.70%       --        7.96%     7/23/99

(1) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2015

Portfolio Managers: Seth Plunkett and Bob Gahagan

PERFORMANCE SUMMARY

Target 2015 returned 10.43%* for the 12 months ended September 30, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2015, returned 11.32%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio and the benchmark posted their highest fiscal-year returns since
2002. That performance reflected the market's preference for high-quality securities during the reporting period. Treasury securities performed well, while other fixed-income sectors struggled with credit-related concerns.
Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes helped performance among Treasury zero-coupon bonds.

Our allocation to non-Treasury securities (approximately 53% of the portfolio)
contributed to the performance lag relative to the benchmark.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2015 invests--primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped"
and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or differences in yield, between government agency (spread) securities and Treasury STRIPS. We do this by purchasing and selling government agency zero-coupon bonds according to their trading relationships with Treasury STRIPS. These spreads widened during the 12-month period, because securities viewed as less liquid or lower credit quality--including agency securities with implicit government guarantees--underperformed the most-liquid and highest-credit-quality securities (Treasuries).

As such, the fund's Treasury-equivalent and government agency securities, including REFCORP (Resolution Funding Corporation), FICO (Financing
Corporation), Fannie Mae, and Freddie Mac STRIPS, detracted from relative performance. We maintained positions in these higher-yielding securities due to their long-term return potential and expected favorable impact on the portfolio's anticipated value at maturity (AVM).

Portfolio at a Glance
                                                  As of           As of
                                                 9/30/08         3/31/08

Anticipated Growth Rate (Investor Class)          3.29%           2.82%
Weighted Average Maturity Date                   10/1/15         10/15/15
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                              $113.47         $113.22

(1) See graph on page 8.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

------

Target 2015

Periodic flows of investor cash into the portfolio enabled us to take advantage of the spread widening among agency zeros. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening--and higher prices. By prospectus mandate, we may invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of September was approximately 15%.

OUTLOOK

Target 2015 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. During the reporting period, the fund's AVM increased by 15 cents to $113.47. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/deleveraging process now occurring in the financial markets is healthy and necessary, but it is rarely orderly. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We expect this climate to continue to favor the Treasury sector.
We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in Portfolio
                                                 % of net        % of net
                                               assets as of    assets as of
                                                 9/30/08         3/31/08

Treasury STRIPS                                   36.7%           42.3%
REFCORP STRIPS                                    37.0%           37.6%
Other Treasuries                                  10.3%            7.7%
TOTAL TREASURIES & EQUIVALENTS                    84.0%           87.6%
Govt. Agency STRIPS                               15.3%           11.8%
Temporary Cash Investments                         0.2%            0.2%
Other Assets and Liabilities                       0.5%            0.4%

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

PERFORMANCE
Target 2020

Total Returns as of September 30, 2008
                                          Average Annual Returns
                                                             Since     Inception
                             1 year   5 years   10 years   Inception      Date

INVESTOR CLASS               8.88%     6.64%      6.05%      9.55%      12/29/89

11/15/20 STRIPS ISSUE        10.27%    6.99%      6.57%     9.65%(1)       --

MERRILL LYNCH 10+ YEAR
TREASURY TOTAL
RETURN INDEX(2)              10.63%    5.84%      6.19%     8.46%(1)       --

Advisor Class                8.60%     6.37%       --        6.25%      10/19/98

(1) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2020

Portfolio Managers: Seth Plunkett and Bob Gahagan

PERFORMANCE SUMMARY

Target 2020 returned 8.88%* for the 12 months ended September 30, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2020, returned 10.27%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio and the benchmark posted their highest fiscal-year returns since
2005, when the Treasury yield curve inverted. This year's return reflected the market's preference for high-quality securities. Treasury securities performed well, while other fixed-income sectors struggled with credit-related concerns.
Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes helped performance among Treasury zero-coupon bonds.

Our allocation to non-Treasury securities (approximately 54.5% of the portfolio) contributed to the performance lag relative to the benchmark.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2020 invests--primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped"
and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or differences in yield, between government agency (spread) securities and Treasury STRIPS. We do this by purchasing and selling government agency zero-coupon bonds according to their trading relationships with Treasury STRIPS. These spreads widened during the 12-month period, because securities viewed as less liquid or lower credit quality--including agency securities with implicit government guarantees--underperformed the most-liquid and highest-credit-quality securities (Treasuries).

As such, the fund's Treasury-equivalent and government agency securities, including REFCORP (Resolution Funding Corporation), FICO (Financing
Corporation), Fannie Mae, and Freddie Mac STRIPS, detracted from relative performance. We maintained positions in these higher-yielding securities due to their long-term return potential and expected favorable impact on the portfolio's anticipated value at maturity (AVM).

Portfolio at a Glance
                                                  As of           As of
                                                 9/30/08         3/31/08

Anticipated Growth Rate (Investor Class)          4.07%           3.86%
Weighted Average Maturity Date                    8/4/20         8/22/20
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                              $107.06         $108.24

(1) See graph on page 11.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

------

Target 2020

Periodic flows of investor cash into the portfolio enabled us to take advantage of the spread widening among agency zeros. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening--and higher prices. By prospectus mandate, we may invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of September was approximately 8%.

OUTLOOK

Target 2020 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. During the reporting period, the fund's AVM declined by 91 cents to $107.06. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/deleveraging process now occurring in the financial markets is healthy and necessary, but it is rarely orderly. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We expect this climate to continue to favor the Treasury sector.
We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in Portfolio
                                                 % of net        % of net
                                               assets as of    assets as of
                                                 9/30/08         3/31/08

Treasury STRIPS                                   40.5%           41.4%
REFCORP STRIPS                                    46.6%           48.9%
Other Treasuries                                   5.0%            4.3%
TOTAL TREASURIES & EQUIVALENTS                    92.1%           94.6%
Govt. Agency STRIPS                                6.5%            3.4%
Other Govt. Agencies                               1.7%            1.5%
TOTAL GOVT. AGENCIES                               8.2%            4.9%
Temporary Cash Investments                         0.3%            0.5%
Other Assets and Liabilities                      (0.6)%          --(1)

(1) Category is less than 0.05% of total net assets.

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

PERFORMANCE
Target 2025

Total Returns as of September 30, 2008
                                           Average Annual Returns
                                                              Since    Inception
                              1 year   5 years   10 years   Inception     Date

INVESTOR CLASS                9.39%     7.77%      6.18%      8.82%     2/15/96

FUND BENCHMARK(1)             11.42%    8.15%      6.63%    9.41%(2)       --

MERRILL LYNCH 10+ YEAR
TREASURY TOTAL RETURN
INDEX(3)                      10.63%    5.84%      6.19%    7.56%(2)       --

Advisor Class                 9.12%     7.50%      5.92%      7.26%      6/1/98

(1) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
Advisor Class benchmark has been 11/15/25 STRIPS issue since the class's inception.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2025

Portfolio Managers: Seth Plunkett and Bob Gahagan

PERFORMANCE SUMMARY

Target 2025 returned 9.39%* for the 12 months ended September 30, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2025, returned 11.42%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio and the benchmark posted their highest fiscal-year returns since
2005, when the Treasury yield curve inverted. This year's return reflected the market's preference for high-quality securities. Treasury securities performed well, while other fixed-income sectors struggled with credit-related concerns.
Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes helped performance among Treasury zero-coupon bonds.

Our allocation to non-Treasury securities (approximately 60% of the portfolio)
contributed to the performance lag relative to the benchmark.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2025 invests--primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped"
and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or differences in yield, between government agency (spread) securities and Treasury STRIPS. We do this by purchasing and selling government agency zero-coupon bonds according to their trading relationships with Treasury STRIPS. These spreads widened during the 12-month period, because securities viewed as less liquid or lower credit quality--including agency securities with implicit government guarantees--underperformed the most-liquid and highest-credit-quality securities (Treasuries).

As such, the fund's Treasury-equivalent and government agency securities, including REFCORP (Resolution Funding Corporation), Fannie Mae, and Freddie
Mac STRIPS, detracted from relative performance. We maintained positions in these higher-yielding securities due to their long-term return potential and expected favorable impact on the portfolio's anticipated value at maturity
(AVM).

Portfolio at a Glance
                                                  As of           As of
                                                 9/30/08         3/31/08

Anticipated Growth Rate (Investor Class)          4.28%           4.15%
Weighted Average Maturity Date                    9/1/25         8/23/25
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                              $117.90         $117.78

(1) See graph on page 14.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

------

Target 2025

Periodic flows of investor cash into the portfolio enabled us to take advantage of the spread widening among agency zeros. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening--and higher prices. By prospectus mandate, we may invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of September was approximately 14%.

OUTLOOK

Target 2025 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. During the reporting period, the fund's AVM increased by 5 cents to $117.90. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/deleveraging process now occurring in the financial markets is healthy and necessary, but it is rarely orderly. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We expect this climate to continue to favor the Treasury sector.
We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in Portfolio
                                                 % of net        % of net
                                               assets as of    assets as of
                                                 9/30/08         3/31/08

Treasury STRIPS                                   39.7%           44.1%
REFCORP STRIPS                                    46.0%           41.8%
TOTAL TREASURIES & EQUIVALENTS                    85.7%           85.9%
Govt. Agency STRIPS                               14.1%           13.7%
Temporary Cash Investments                         0.4%            0.5%
Other Assets and Liabilities                      (0.2)%          (0.1)%

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------

                       Beginning     Ending
                       Account       Account       Expenses Paid       Annualized
                       Value          Value        During Period*       Expense
                         4/1/08      9/30/08      4/1/08 - 9/30/08       Ratio*
Target 2010

ACTUAL

Investor Class           $1,000     $1,002.10          $2.85             0.57%

Advisor Class            $1,000     $1,000.70          $4.10             0.82%

HYPOTHETICAL

Investor Class           $1,000     $1,022.15          $2.88             0.57%

Advisor Class            $1,000     $1,020.90          $4.14             0.82%

Target 2015

ACTUAL

Investor Class           $1,000      $985.40           $2.83             0.57%

Advisor Class            $1,000      $984.20           $4.07             0.82%

HYPOTHETICAL

Investor Class           $1,000     $1,022.15          $2.88             0.57%

Advisor Class            $1,000     $1,020.90          $4.14             0.82%

Target 2020

ACTUAL

Investor Class           $1,000      $986.20           $2.83             0.57%

Advisor Class            $1,000      $985.00           $4.07             0.82%

HYPOTHETICAL

Investor Class           $1,000     $1,022.15          $2.88             0.57%

Advisor Class            $1,000     $1,020.90          $4.14             0.82%

Target 2025

ACTUAL

Investor Class           $1,000     $1,001.60          $2.85             0.57%

Advisor Class            $1,000     $1,000.40          $4.10             0.82%

HYPOTHETICAL

Investor Class           $1,000     $1,022.15          $2.88             0.57%

Advisor Class            $1,000     $1,020.90          $4.14             0.82%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------

SCHEDULE OF INVESTMENTS
Target 2010

SEPTEMBER 30, 2009

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 86.4%

    $ 1,000,000  STRIPS - COUPON, 3.44%, 5/15/09                         $ 992,424
         59,000  TIGR, 3.77%, 5/15/09                                       58,462
      5,106,000  TR, 3.93%, 5/15/09                                      5,059,489
     16,367,000  CATS, 4.98%, 8/15/09                                   16,108,860
      1,000,000  STRIPS - COUPON, 2.66%, 8/15/09                           986,358
         13,000  TIGR, 2.95%, 8/15/09                                        7,685
        149,500  TIGR, 2.95%, 8/15/09                                       88,374
      3,000,000  AID (Israel), 2.77%, 9/15/09                            2,949,603
        534,000  REFCORP STRIPS - COUPON, 3.65%, 10/15/09                  524,799
      1,417,000  CATS, 6.14%, 11/15/09                                   1,387,400
      3,000,000  STRIPS - COUPON, 4.94%, 11/15/09                        2,945,514
      3,000,000  STRIPS - PRINCIPAL, 4.54%, 11/15/09                     2,934,396
     12,500,000  STRIPS - PRINCIPAL, 6.93%, 11/15/09                    12,259,325
        715,000  REFCORP STRIPS - COUPON, 3.63%, 1/15/10                   699,124
      6,000,000  STRIPS - COUPON, 2.39%, 2/15/10                         5,861,034
      8,000,000  STRIPS - PRINCIPAL, 4.43%, 2/15/10                      7,802,496
     11,000,000  STRIPS - PRINCIPAL, 4.59%, 2/15/10                     10,725,517
      1,228,000  REFCORP STRIPS - COUPON, 7.16%, 4/15/10                 1,194,329
      8,287,000  STRIPS - COUPON, 4.69%, 5/15/10                         8,052,809
      2,500,000  STRIPS - PRINCIPAL, 4.02%, 5/15/10                      2,427,983
      2,577,000  STRIPS - COUPON, 3.28%, 8/15/10                         2,491,655
     10,500,000  STRIPS - PRINCIPAL, 3.46%, 8/15/10                     10,140,396
      9,500,000  STRIPS - PRINCIPAL, 4.78%, 8/15/10                      9,174,644
      3,136,000  REFCORP STRIPS - COUPON, 6.53%, 10/15/10                3,017,299
      4,339,000  STRIPS - COUPON, 5.67%, 11/15/10                        4,171,910
     19,361,000  REFCORP STRIPS - COUPON, 6.28%, 1/15/11                18,476,144

Principal Amount                                                             Value

      $ 507,000  Federal Judiciary, 4.38%, 2/15/11                       $ 480,645
     26,810,000  STRIPS - COUPON, 2.50%, 2/15/11                        25,535,935
      1,000,000  STRIPS - PRINCIPAL, 4.58%, 2/15/11                        953,888
      3,850,000  REFCORP STRIPS - COUPON, 5.49%, 4/15/11                 3,650,351
      2,500,000  STRIPS - COUPON, 6.65%, 5/15/11                         2,370,363
      7,138,000  REFCORP STRIPS - COUPON, 4.98%, 7/15/11                 6,705,187
     19,215,000  STRIPS - COUPON, 2.90%, 8/15/11                        18,006,722
      5,000,000  STRIPS - PRINCIPAL, 4.34%, 8/15/11                      4,698,120
     29,287,000  REFCORP STRIPS - COUPON, 4.80%, 10/15/11               27,335,842
      1,000,000  STRIPS - COUPON, 4.28%, 11/15/11                          937,190
                                                                     -------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $211,431,152)                                                    221,212,272
                                                                     -------------

Zero-Coupon U.S. Government Agency Securities(1) -- 13.2%

      3,244,000  FICO STRIPS - COUPON, 4.27%, 4/6/10                     3,139,777
      7,552,000  Government Trust Certificates, 2.83%, 5/15/10           7,309,158
      2,805,000  FICO STRIPS - COUPON, 6.09%, 5/30/10                    2,704,710
      2,000,000  FICO STRIPS - COUPON, 5.01%, 9/26/10                    1,913,042
      2,800,000  FICO STRIPS - COUPON, 4.42%, 10/6/10                    2,676,293
      7,000,000  FICO STRIPS - COUPON, 6.11%, 11/11/10                   6,673,317
      2,381,000  Government Trust Certificates, 5.11%, 11/15/10          2,277,315
      4,403,000  Government Trust Certificates, 5.38%, 11/15/10          4,211,262
      2,973,000  FICO STRIPS - COUPON, 4.77%, 12/6/10                    2,826,823
                                                                     -------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $32,092,804)                                                      33,731,697
                                                                     -------------

------

Target 2010

Principal Amount/Shares                                                      Value

Temporary Cash Investments -- 0.4%

    $ 1,139,000  FHLB Discount Notes, 0.10%, 10/1/08(2)                $ 1,139,000
            392  JPMorgan 100% U.S. Treasury Securities Money
                 Market Fund Agency Shares                                     392
                                                                     -------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,139,392)                                                        1,139,392
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $244,663,348)                                                    256,083,361
                                                                     -------------
OTHER ASSETS AND LIABILITIES(3)                                           (46,206)
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $256,037,155
                                                                     =============

Notes to Schedule of Investments

AID = Agency for International Development

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasury

FHLB = Federal Home Loan Bank

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

SCHEDULE OF INVESTMENTS
Target 2015

SEPTEMBER 30, 2009

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 84.0%

       $ 51,000  Federal Judiciary, 4.94%, 2/15/14                         $42,601
      1,000,000  STRIPS - COUPON, 4.57%, 2/15/14                           844,182
      1,404,000  REFCORP STRIPS - COUPON, 4.55%, 4/15/14                 1,171,513
     11,000,000  STRIPS - COUPON, 3.51%, 5/15/14                         9,192,216
      2,000,000  STRIPS - PRINCIPAL, 3.23%, 8/15/14                      1,668,502
        184,000  REFCORP STRIPS - COUPON, 4.82%, 10/15/14                  150,049
      2,600,000  AID (Israel), 4.77%, 11/1/14                            2,103,239
      3,000,000  STRIPS - COUPON, 4.17%, 11/15/14                        2,450,667
      2,500,000  STRIPS - PRINCIPAL, 4.85%, 11/15/14                     2,060,885
     14,810,000  REFCORP STRIPS - COUPON, 6.72%, 1/15/15                11,830,228
      5,485,000  Federal Judiciary, 4.78%, 2/15/15                       4,316,821
     11,850,000  STRIPS - COUPON, 4.67%, 2/15/15                         9,443,656
     15,000,000  STRIPS - PRINCIPAL, 3.96%, 2/15/15                     11,971,980
      4,292,000  AID (Israel), 4.72%, 3/15/15                            3,368,314
     27,560,000  REFCORP STRIPS - COUPON, 8.09%, 4/15/15                21,677,704
     10,000,000  AID (Israel), 4.72%, 5/1/15                             7,808,080
      2,350,000  AID (Israel), 4.72%, 5/15/15                            1,832,060
     20,658,000  STRIPS - COUPON, 3.83%, 5/15/15                        16,308,603
     13,469,000  REFCORP STRIPS - COUPON, 8.57%, 7/15/15                10,466,706
     15,000,000  AID (Israel), 4.10%, 8/15/15                           11,544,435
      7,021,000  Federal Judiciary, 4.78%, 8/15/15                       5,401,283
     13,428,000  STRIPS - COUPON, 4.73%, 8/15/15                        10,470,537
      2,000,000  STRIPS - PRINCIPAL, 4.89%, 8/15/15                      1,561,930
     31,598,000  REFCORP STRIPS - COUPON, 7.42%, 10/15/15               24,190,670
     13,981,000  STRIPS - COUPON, 8.51%, 11/15/15                       10,738,736
      5,000,000  STRIPS - PRINCIPAL, 4.77%, 11/15/15                     3,840,210
      4,159,000  REFCORP STRIPS - COUPON, 5.15%, 1/15/16                 3,141,418
         10,000  Federal Judiciary, 5.42%, 2/15/16                           7,485

Principal Amount                                                             Value

    $12,000,000  STRIPS - COUPON, 7.47%, 2/15/16                       $ 9,113,028
      3,500,000  STRIPS - PRINCIPAL, 3.69%, 2/15/16                      2,662,782
      3,000,000  STRIPS - COUPON, 3.94%, 5/15/16                         2,241,114
     17,200,000  STRIPS - COUPON, 6.00%, 5/15/16                        12,803,990
     28,091,000  REFCORP STRIPS - COUPON, 8.23%, 7/15/16                20,523,144
     12,500,000  STRIPS - COUPON, 4.36%, 8/15/16                         9,197,087
     52,742,000  REFCORP STRIPS - COUPON, 4.13%, 10/15/16               37,831,837
     17,000,000  STRIPS - COUPON, 4.80%, 11/15/16                       12,253,345
      2,000,000  STRIPS - PRINCIPAL, 4.74%, 11/15/16                     1,445,706
                                                                     -------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $260,268,227)                                                    297,676,743
                                                                     -------------

Zero-Coupon U.S. Government Agency Securities(1) -- 15.3%

      3,570,000  FICO STRIPS - COUPON, 5.00%, 4/6/14                     2,925,918
        150,000  TVA STRIPS - COUPON, 4.98%, 5/1/14                        122,687
         96,000  FICO STRIPS - COUPON, 5.08%, 5/2/14                        78,424
      3,821,000  FICO STRIPS - COUPON, 5.08%, 5/30/14                    3,109,786
      6,000,000  FHLMC STRIPS - COUPON, 3.69%, 8/15/14                   4,831,170
         22,000  FICO STRIPS - COUPON, 4.97%, 10/5/14                       17,597
      5,000,000  FHLMC STRIPS - COUPON, 4.94%, 11/24/14                  3,967,880
        180,000  FICO STRIPS - COUPON, 5.00%, 11/30/14                     142,606
        136,000  FICO STRIPS - COUPON, 5.13%, 2/8/15                       105,655
      7,681,000  FICO STRIPS - COUPON, 6.78%, 2/8/15                     5,967,185
      3,038,000  FICO STRIPS - COUPON, 4.98%, 4/6/15                     2,341,420
      1,017,000  FICO STRIPS - COUPON, 5.76%, 4/6/15                       783,813
      5,000,000  FNMA STRIPS - COUPON, 3.95%, 5/15/15                    3,836,025
      3,750,000  FHLMC STRIPS - COUPON, 5.88%, 7/15/15                   2,851,470
      2,337,000  FNMA STRIPS - COUPON, 5.46%, 7/15/15                    1,777,097

------

Target 2015

Principal Amount                                                             Value

    $ 3,500,000  FHLMC STRIPS - COUPON, 4.28%, 9/15/15                 $ 2,635,206
      4,000,000  TVA STRIPS - COUPON, 4.90%, 11/1/15                     2,991,060
         52,000  FICO STRIPS - COUPON, 5.47%, 11/2/15                       38,823
      2,000,000  FICO STRIPS - COUPON, 5.77%, 11/11/15                   1,490,776
        190,000  FICO STRIPS - COUPON, 5.16%, 12/6/15                      141,115
      5,125,000  FICO STRIPS - COUPON, 4.70%, 12/27/15                   3,795,421
      5,000,000  FICO STRIPS - COUPON, 6.42%, 6/6/16                     3,591,060
      9,250,000  FNMA STRIPS - COUPON, 4.29%, 11/15/16                   6,438,028
                                                                     -------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $50,819,767)                                                      53,980,222
                                                                     -------------

Principal Amount/Shares                                                      Value

Temporary Cash Investments -- 0.2%

      $ 795,000  FHLB Discount Notes, 0.10%, 10/1/08(2)                  $ 795,000
          1,132  JPMorgan 100% U.S. Treasury Securities Money
                 Market Fund Agency Shares                                   1,132
                                                                     -------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $796,132)                                                            796,132
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $311,884,126)                                                    352,453,097
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- 0.5%                                     1,863,867
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $354,316,964
                                                                     =============

Notes to Schedule of Investments

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasury

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

SCHEDULE OF INVESTMENTS
Target 2020

SEPTEMBER 30, 2009

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 92.1%

   $ 7,000,000  REFCORP STRIPS - COUPON, 6.36%, 1/15/19                $ 4,400,508
       306,000  Federal Judiciary, 5.27%, 2/15/19                          190,884
     2,000,000  STRIPS - COUPON, 5.07%, 2/15/19                          1,273,176
     5,059,000  REFCORP STRIPS - COUPON, 4.61%, 4/15/19                  3,131,698
     1,000,000  STRIPS - COUPON, 5.26%, 5/15/19                            628,780
       339,000  Federal Judiciary, 5.67%, 8/15/19                          205,072
     1,000,000  STRIPS - COUPON, 5.26%, 8/15/19                            617,929
     1,000,000  STRIPS - PRINCIPAL, 4.91%, 8/15/19                         619,508
       630,000  REFCORP STRIPS - COUPON, 5.00%, 10/15/19                   377,137
    27,000,000  REFCORP STRIPS - PRINCIPAL, 4.75%, 10/15/19             16,199,676
    13,000,000  STRIPS - COUPON, 5.11%, 11/15/19                         7,924,800
    14,674,000  REFCORP STRIPS - COUPON, 8.53%, 1/15/20                  8,648,914
    12,000,000  STRIPS - COUPON, 4.68%, 2/15/20                          7,203,756
     7,299,000  REFCORP STRIPS - COUPON, 6.35%, 4/15/20                  4,233,201
    15,000,000  AID (Israel), 4.62%, 5/1/20                              8,674,605
       396,000  AID (Israel), 5.91%, 5/15/20                               228,434
    22,188,000  STRIPS - COUPON, 5.53%, 5/15/20                         13,117,390
     1,000,000  STRIPS - PRINCIPAL, 6.14%, 5/15/20                         593,347
    25,918,000  REFCORP STRIPS - COUPON, 8.41%, 7/15/20                 14,806,772
    56,144,000  REFCORP STRIPS - PRINCIPAL, 5.98%, 7/15/20              32,173,432
       115,000  Federal Judiciary, 6.19%, 8/15/20                           65,521
    14,635,000  STRIPS - COUPON, 4.70%, 8/15/20                          8,534,020
     3,500,000  STRIPS - PRINCIPAL, 6.21%, 8/15/20                       2,046,625
    13,091,000  REFCORP STRIPS - COUPON, 6.89%, 10/15/20                 7,371,634

Principal Amount                                                             Value

    $ 5,000,000  REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20           $ 2,825,360
     13,807,000  STRIPS - COUPON, 7.46%, 11/15/20                        7,942,366
     16,789,000  REFCORP STRIPS - COUPON, 8.45%, 1/15/21                 9,327,331
     18,535,000  REFCORP STRIPS - PRINCIPAL, 5.89%, 1/15/21             10,337,173
        110,000  Federal Judiciary, 5.75%, 2/15/21                          60,991
     19,000,000  STRIPS - COUPON, 5.51%, 2/15/21                        10,792,608
      5,000,000  AID (Israel), 4.40%, 5/15/21                            2,722,915
     20,000,000  STRIPS - COUPON, 5.38%, 5/15/21                        11,199,720
      5,500,000  STRIPS - PRINCIPAL, 5.10%, 5/15/21                      3,089,432
     17,000,000  STRIPS - COUPON, 4.93%, 8/15/21                         9,394,489
     17,000,000  STRIPS - COUPON, 4.67%, 11/15/21                        9,282,136
      8,775,000  STRIPS - PRINCIPAL, 5.43%, 11/15/21                     4,806,603
                                                                     -------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $197,939,771)                                                    225,047,943
                                                                     -------------

Zero-Coupon U.S. Government Agency Securities(1) -- 8.2%

        535,000  FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19                    328,073
         11,000  TVA STRIPS - COUPON, 5.66%, 5/1/19                          6,635
      5,700,000  FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19                 3,397,559
          9,000  TVA STRIPS - COUPON, 5.70%, 11/1/19                         5,254
      6,250,000  FHLMC STRIPS - COUPON, 6.30%, 1/15/20                   3,588,769
     10,000,000  FNMA STRIPS - COUPON, 4.95%, 7/15/20                    5,562,620
      7,683,000  Government Trust Certificates, 5.76%, 4/1/21            4,166,621
      5,727,000  FHLMC STRIPS - COUPON, 5.39%, 9/15/21                   2,970,549
                                                                     -------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $19,044,458)                                                      20,026,080
                                                                     -------------

------

Target 2020

Principal Amount/Shares                                                      Value

Temporary Cash Investments -- 0.3%

      $ 788,000  FHLB Discount Notes, 0.10%, 10/1/08(2)                  $ 788,000
            897  JPMorgan 100% U.S. Treasury Securities Money
                 Market Fund Agency Shares                                     897
                                                                     -------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $788,897)                                                            788,897
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $217,773,126)                                                    245,862,920
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- (0.6)%                                 (1,396,104)
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $244,466,816
                                                                     =============

Notes to Schedule of Investments

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasury

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

SCHEDULE OF INVESTMENTS
Target 2025

SEPTEMBER 30, 2009

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 85.7%

    $ 4,650,000  REFCORP STRIPS - COUPON, 6.56%, 1/15/24               $ 2,226,690
     10,000,000  STRIPS - COUPON, 5.45%, 2/15/24                         4,910,140
      1,560,000  REFCORP STRIPS - COUPON, 6.66%, 4/15/24                   738,195
     17,000,000  STRIPS - COUPON, 4.96%, 5/15/24                         8,246,207
      6,926,000  REFCORP STRIPS - COUPON, 4.99%, 7/15/24                 3,247,456
     13,000,000  STRIPS - COUPON, 5.52%, 8/15/24                         6,262,412
     12,184,000  REFCORP STRIPS - COUPON, 5.41%, 10/15/24                5,661,296
     16,800,000  STRIPS - COUPON, 5.23%, 11/15/24                        8,016,792
      3,600,000  STRIPS - PRINCIPAL, 6.08%, 11/15/24                     1,730,383
     24,097,000  REFCORP STRIPS - COUPON, 6.37%, 1/15/25                11,064,403
     19,000,000  STRIPS - COUPON, 5.05%, 2/15/25                         8,954,586
     13,500,000  STRIPS - PRINCIPAL, 5.37%, 2/15/25                      6,400,256
     23,013,000  REFCORP STRIPS - COUPON, 6.56%, 4/15/25                10,400,978
     13,175,000  STRIPS - COUPON, 5.61%, 5/15/25                         6,105,572
     52,792,000  REFCORP STRIPS - COUPON, 5.63%, 7/15/25                23,481,195
     14,764,000  STRIPS - COUPON, 5.36%, 8/15/25                         6,740,991
      5,850,000  STRIPS - PRINCIPAL, 5.94%, 8/15/25                      2,682,927
     23,493,000  REFCORP STRIPS - COUPON, 6.57%, 10/15/25               10,311,360
     28,148,000  STRIPS - COUPON, 5.35%, 11/15/25                       12,701,335
     34,380,000  REFCORP STRIPS - COUPON, 6.61%, 1/15/26                14,887,743
     17,299,000  STRIPS - COUPON, 5.66%, 2/15/26                         7,700,027
        750,000  STRIPS - PRINCIPAL, 5.69%, 2/15/26                        335,653
     52,941,000  REFCORP STRIPS - COUPON, 6.06%, 4/15/26                22,644,136
     16,991,000  STRIPS - COUPON, 5.30%, 5/15/26                         7,480,509

Principal Amount                                                             Value

    $31,767,000  REFCORP STRIPS - COUPON, 7.29%, 7/15/26              $ 13,420,986
     19,100,000  STRIPS - COUPON, 5.27%, 8/15/26                         8,305,902
     11,739,000  REFCORP STRIPS - COUPON, 7.35%, 10/15/26                4,902,089
     22,000,000  STRIPS - COUPON, 5.00%, 11/15/26                        9,466,270
                                                                     -------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $194,770,487)                                                    229,026,489
                                                                     -------------

Zero-Coupon U.S. Government Agency Securities(1) -- 14.1%

      4,664,000  FNMA STRIPS - COUPON, 5.73%, 1/15/24                    2,129,405
         10,000  FNMA STRIPS - COUPON, 6.14%, 4/8/24                         4,513
      1,000,000  TVA STRIPS - COUPON, 6.58%, 5/1/24                        455,914
         42,000  FHLMC STRIPS - COUPON, 5.45%, 9/15/24                      18,629
     16,576,000  FNMA STRIPS - COUPON, 5.21%, 11/15/24                   7,296,987
        247,000  FNMA STRIPS - COUPON, 5.30%, 1/15/25                      107,694
      5,342,000  FHLMC STRIPS - COUPON, 5.06%, 3/15/25                   2,303,540
      8,593,000  FHLMC STRIPS - COUPON, 5.18%, 3/15/25                   3,705,456
      1,838,000  FNMA STRIPS - COUPON, 5.11%, 5/15/25                      770,556
      7,162,000  FHLMC STRIPS - COUPON, 5.05%, 9/15/25                   2,984,183
      5,184,000  FHLMC STRIPS - COUPON, 5.13%, 9/15/25                   2,160,012
      1,162,000  TVA STRIPS - COUPON, 6.08%, 11/1/25                       489,768
      9,188,000  TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25                  3,888,435
     15,000,000  FHLMC STRIPS - COUPON, 5.35%, 12/11/25                  6,168,375
        841,000  FNMA STRIPS - COUPON, 5.10%, 1/15/26                      343,907
     12,013,000  FHLMC STRIPS - COUPON, 5.71%, 3/15/26                   4,867,739
                                                                     -------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $36,234,460)                                                      37,695,113
                                                                     -------------

------

Target 2025

Principal Amount/Shares                                                      Value

Temporary Cash Investments -- 0.4%

      $ 878,000  FHLB Discount Notes, 0.10%, 10/1/08(2)                  $ 878,000
            201  JPMorgan 100% U.S. Treasury Securities Money
                 Market Fund Agency Shares                                     201
                                                                     -------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $878,201)                                                            878,201
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $231,883,148)                                                    267,599,803
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                                   (434,002)
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $267,165,801
                                                                     =============

Notes to Schedule of Investments

Equivalent = Security whose principal payments are secured by U.S. Treasury

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008
                          Target 2010    Target 2015    Target 2020    Target 2025
ASSETS

Investment
securities, at value
(cost of
$244,663,348,
$311,884,126,
$217,773,126 and
$231,883,148,
respectively)            $256,083,361   $352,453,097   $245,862,920   $267,599,803

Cash                              221             --          3,712             --

Receivable for
investments sold                   --             --             --      1,380,450

Receivable
for capital
shares sold                   596,800      2,638,894        177,322        536,122
                         ------------   ------------   ------------   ------------
                          256,680,382    355,091,991    246,043,954    269,516,375
                         ------------   ------------   ------------   ------------

LIABILITIES

Disbursements in
excess of demand
deposit cash                       --             --             --      1,379,306

Payable for capital
shares redeemed               522,097        604,279      1,457,312        840,999

Accrued
management fees               118,613        164,529        116,191        123,122

Distribution
and service
fees payable                    2,517          6,219          3,635          7,147
                         ------------   ------------   ------------   ------------
                              643,227        775,027      1,577,138      2,350,574
                         ------------   ------------   ------------   ------------

NET ASSETS               $256,037,155   $354,316,964   $244,466,816   $267,165,801
                         ============   ============   ============   ============

NET ASSETS CONSIST OF:

Capital paid-in          $233,157,293   $299,658,202   $200,318,776   $233,197,899

Undistributed net
investment income           7,491,229     10,068,074      8,186,124      8,354,783

Accumulated
undistributed
net realized
gain (loss) on
investment
transactions                3,968,620      4,021,717      7,872,122   (10,103,536)

Net unrealized
appreciation on
investments                11,420,013     40,568,971     28,089,794     35,716,655
                         ------------   ------------   ------------   ------------
                         $256,037,155   $354,316,964   $244,466,816   $267,165,801
                         ============   ============   ============   ============

INVESTOR CLASS

Net assets               $242,747,927   $320,410,039   $226,871,617   $233,800,121

Shares outstanding          2,368,350      3,547,471      3,412,669      4,051,650

Net asset value per
share                         $102.50         $90.32         $66.48         $57.70

ADVISOR CLASS

Net assets                $13,289,228    $33,906,925    $17,595,199    $33,365,680

Shares outstanding            132,796        384,005        271,079        592,913

Net asset value per
share                         $100.07         $88.30         $64.91         $56.27

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 2008
                          Target 2010    Target 2015    Target 2020    Target 2025
INVESTMENT INCOME (LOSS)

INCOME:

Interest                  $11,704,285    $14,714,833    $12,027,900    $12,848,565
                         ------------   ------------   ------------   ------------

EXPENSES:

Management fees             1,505,513      1,654,267      1,378,240      1,492,054

Distribution
fees --
Advisor Class                   3,944          4,705          5,080         12,739

Service fees --
Advisor Class                   3,944          4,705          5,080         12,739

Distribution and
service fees --
Advisor Class                  24,445         46,347         33,545         80,477

Trustees' fees
and expenses                   16,443         17,527         14,749         16,337

Other expenses                  1,004            841          4,459            938
                         ------------   ------------   ------------   ------------
                            1,555,293      1,728,392      1,441,153      1,615,284
                         ------------   ------------   ------------   ------------

NET INVESTMENT
INCOME (LOSS)              10,148,992     12,986,441     10,586,747     11,233,281
                         ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized
gain (loss) on
investment
transactions                3,998,269      4,889,638      7,949,758        884,631

Change in net
unrealized
appreciation
(depreciation)
on investments              4,280,809      7,498,699        372,175      9,437,951
                         ------------   ------------   ------------   ------------

NET REALIZED
AND UNREALIZED GAIN
(LOSS)                      8,279,078     12,388,337      8,321,933     10,322,582
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS           $18,428,070    $25,374,778    $18,908,680    $21,555,863
                         ============   ============   ============   ============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 2008 AND SEPTEMBER 30, 2007
                                         Target 2010                   Target 2015
Increase (Decrease)
in
Net Assets:                      2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                   $ 10,148,992   $ 10,155,253   $ 12,986,441   $ 10,595,791

Net realized
gain (loss)                 3,998,269      3,082,532      4,889,638        392,362

Change in net
unrealized
appreciation
(depreciation)              4,280,809      (935,803)      7,498,699      (722,995)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                 18,428,070     12,301,982     25,374,778     10,265,158
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class           (9,811,968)    (9,848,654)   (10,360,287)    (9,718,516)

 Advisor Class              (358,854)      (302,156)      (552,615)      (209,485)

From net
realized gains:

 Investor Class           (2,912,817)      (545,451)             --             --

 Advisor Class              (149,167)       (17,668)             --             --
                         ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions            (13,232,806)   (10,713,929)   (10,912,902)    (9,928,001)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions        (8,993,454)     36,606,618    102,426,330     37,404,505
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                (3,798,190)     38,194,671    116,888,206     37,741,662

NET ASSETS

Beginning of period       259,835,345    221,640,674    237,428,758    199,687,096
                         ------------   ------------   ------------   ------------
End of period            $256,037,155   $259,835,345   $354,316,964   $237,428,758
                         ============   ============   ============   ============
Undistributed net
investment income          $7,491,229     $7,513,059    $10,068,074     $7,994,535
                         ============   ============   ============   ============

See Notes to Financial Statements.

------

YEARS ENDED SEPTEMBER 30, 2008 AND SEPTEMBER 30, 2007
                                         Target 2020                   Target 2025
Increase (Decrease)
in
Net Assets:                      2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                   $ 10,586,747    $ 9,494,187   $ 11,233,281   $ 13,694,095

Net realized
gain (loss)                 7,949,758      4,065,760        884,631    (7,208,337)

Change in net
unrealized
appreciation
(depreciation)                372,175    (8,202,279)      9,437,951    (1,888,396)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                 18,908,680      5,357,668     21,555,863      4,597,362
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class           (8,894,385)    (8,398,707)   (11,515,584)   (12,236,012)

 Advisor Class              (516,908)      (464,362)    (1,527,799)    (1,029,398)

From net
realized gains:

 Investor Class           (3,889,091)      (926,281)             --             --

 Advisor Class              (240,140)       (54,308)             --             --
                         ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions            (13,540,524)    (9,843,658)   (13,043,383)   (13,265,410)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions         28,617,936     13,990,611      3,586,825   (64,126,474)
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                 33,986,092      9,504,621     12,099,305   (72,794,522)

NET ASSETS

Beginning of period       210,480,724    200,976,103    255,066,496    327,861,018
                         ------------   ------------   ------------   ------------
End of period            $244,466,816   $210,480,724   $267,165,801   $255,066,496
                         ============   ============   ============   ============
Undistributed net
investment income          $8,186,124     $7,010,670     $8,354,783    $10,164,885
                         ============   ============   ============   ============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2010 Fund (Target 2010), Target 2015 Fund (Target 2015), Target
2020 Fund (Target 2020), and Target 2025 Fund (Target 2025) (collectively, the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in
AAA-rated zero-coupon U.S. government agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The funds are no longer subject to examination by tax authorities for the years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

------

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007 and August 24, 2007, the Advisor Class shareholders of the funds approved a change to the class's fee structure. The change was approved by the Board of Trustees on December 8, 2006. Effective December 3, 2007, the
fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and
Advisor Class. Prior to December 3, 2007, the Advisor Class was 0.2500% less at each point within the Complex Fee range. The effective annual management fee for Target 2010, Target 2020, and Target 2025 for the year ended September
30, 2008 was 0.56% and 0.53% for the Investor Class and Advisor Class,
respectively. The effective annual management fee for Target 2015 for the year ended September 30, 2008 was 0.56% and 0.54% for the Investor Class and
Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Individual Shareholder Services Plan (the plan) for the
Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS)
an annual distribution and service fee of 0.25%. Prior to December 3, 2007, the Board of Trustees had adopted a Master Distribution and Shareholder
Services Plan for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act, which provided that the Advisor Class would pay ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the year ended
September 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust,
ACIS, and the trust's transfer agent, American Century Services, LLC.

Effective May 15, 2008, the funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. Prior to December 12, 2007, the funds had a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

------

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
September 30, 2008 were as follows:

                       Target 2010     Target 2015     Target 2020     Target 2025

Purchases             $115,169,631    $178,183,045    $156,473,356     $91,879,575

Proceeds
from sales            $136,484,461     $89,021,044    $141,905,737    $103,030,960

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                        Year Ended                      Year Ended
                                September 30, 2008              September 30, 2007
                           Shares           Amount         Shares           Amount
Target 2010

INVESTOR CLASS

Sold                    1,273,896    $ 128,433,898      1,023,439     $ 95,210,860

Issued in
reinvestment of
distributions             134,135       12,416,966        117,357       10,138,460

Redeemed              (1,532,928)    (153,585,176)      (784,978)     (72,147,184)

Reverse share split     (137,636)               --      (120,169)               --
                      -----------   --------------    -----------   --------------
                        (262,533)     (12,734,312)        235,649       33,202,136
                      -----------   --------------    -----------   --------------

ADVISOR CLASS

Sold                      105,312       10,326,772         64,053        5,814,921

Issued in
reinvestment of
distributions               4,308          390,722          3,136          266,126

Redeemed                 (71,512)      (6,976,636)       (29,533)      (2,676,565)

Reverse
share split               (5,176)               --        (3,738)               --
                      -----------   --------------    -----------   --------------
                           32,932        3,740,858         33,918        3,404,482
                      -----------   --------------    -----------   --------------
Net increase
(decrease)              (229,601)    $ (8,993,454)        269,567     $ 36,606,618
                      ===========   ==============    ===========   ==============

Target 2015

INVESTOR CLASS

Sold                    2,371,781    $ 211,676,678      1,206,887     $ 96,077,771

Issued in
reinvestment of
distributions             119,140        9,678,236        115,329        8,645,080

Redeemed              (1,602,990)    (142,703,768)      (947,386)     (74,413,057)

Reverse
share split             (127,178)               --      (128,955)               --
                      -----------   --------------    -----------   --------------
                          760,753       78,651,146        245,875       30,309,794
                      -----------   --------------    -----------   --------------

ADVISOR CLASS

Sold                      342,012       29,906,755        100,735        7,837,539

Issued in
reinvestment of
distributions               5,262          419,362          2,000          147,481

Redeemed                 (74,990)      (6,550,933)       (11,477)        (890,309)

Reverse
share split               (6,865)               --        (2,801)               --
                      -----------   --------------    -----------   --------------
                          265,419       23,775,184         88,457        7,094,711
                      -----------   --------------    -----------   --------------
Net increase
(decrease)              1,026,172    $ 102,426,330        334,332     $ 37,404,505
                      ===========   ==============    ===========   ==============

------

                                        Year Ended                     Year Ended
                                September 30, 2008             September 30, 2007
                           Shares           Amount        Shares           Amount
Target 2020

INVESTOR CLASS

Sold                    2,857,801    $ 187,998,584     2,083,071    $ 124,927,643

Issued in
reinvestment of
distributions             205,911       12,323,993       157,015        8,945,099

Redeemed              (2,708,022)    (178,324,976)   (2,064,998)    (122,216,420)

Reverse
share split             (213,121)               --     (163,359)               --
                      -----------   --------------   -----------   --------------
                          142,569       21,997,601        11,729       11,656,322
                      -----------   --------------   -----------   --------------

ADVISOR CLASS

Sold                      215,247       13,929,485       133,286        7,738,555

Issued in
reinvestment of
distributions               9,758          572,090         7,015          392,627

Redeemed                (122,292)      (7,881,240)      (99,120)      (5,796,893)

Reverse
share split              (12,724)               --       (9,161)               --
                      -----------   --------------   -----------   --------------
                           89,989        6,620,335        32,020        2,334,289
                      -----------   --------------   -----------   --------------
Net increase
(decrease)                232,558     $ 28,617,936        43,749     $ 13,990,611
                      ===========   ==============   ===========   ==============

Target 2025

INVESTOR CLASS

Sold                    2,784,826    $ 158,900,981     3,039,320    $ 157,087,180

Issued in
reinvestment of
distributions             212,571       11,064,985       223,367       11,166,145

Redeemed              (3,016,606)    (170,305,170)   (4,666,650)    (240,177,935)

Reverse
share split             (220,773)               --     (243,843)               --
                      -----------   --------------   -----------   --------------
                        (239,982)        (339,204)   (1,647,806)     (71,924,610)
                      -----------   --------------   -----------   --------------

ADVISOR CLASS

Sold                      380,182       21,294,888       328,648       16,627,500

Issued in
reinvestment of
distributions              25,644        1,306,322        18,397          902,573

Redeemed                (339,868)     (18,675,181)     (193,198)      (9,731,937)

Reverse
share split              (29,769)               --      (20,875)               --
                      -----------   --------------   -----------   --------------
                           36,189        3,926,029       132,972        7,798,136
                      -----------   --------------   -----------   --------------
Net increase
(decrease)              (203,793)      $ 3,586,825   (1,514,834)   $ (64,126,474)
                      ===========   ==============   ===========   ==============

5. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc. (ACGIM), have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from either line during the year ended
September 30, 2008.

------

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended September 30,
2008 and September 30, 2007 were as follows:

                                          Target 2010                  Target 2015
                                  2008           2007          2008           2007
DISTRIBUTIONS PAID FROM

Ordinary income            $10,170,822    $10,150,810   $10,912,902     $9,928,001

Long-term
capital gains               $3,061,984       $563,119            --             --

                                          Target 2020                  Target 2025
                                  2008           2007          2008           2007
DISTRIBUTIONS PAID FROM

Ordinary income             $9,411,293     $8,863,069   $13,043,383    $13,265,410

Long-term
capital gains               $4,129,231       $980,589            --             --

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                          Target 2010    Target 2015    Target 2020    Target 2025
Federal tax cost of
investments              $244,746,480   $312,160,239   $217,857,179   $232,620,318
                         ============   ============   ============   ============
Gross tax
appreciation
of investments            $11,402,093    $41,309,090    $28,975,493    $36,216,698

Gross tax
depreciation
of investments               (65,212)    (1,016,232)      (969,752)    (1,237,213)
                         ------------   ------------   ------------   ------------
Net tax appreciation
(depreciation)
of investments            $11,336,881    $40,292,858    $28,005,741    $34,979,485
                         ============   ============   ============   ============
Undistributed
ordinary income            $8,831,468    $10,068,075     $9,252,548     $8,354,787

Accumulated
long-term gains            $2,711,513     $4,297,829     $6,889,751             --

Accumulated capital
losses                             --             --             --   $(9,366,370)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                                         2014            2015            2016

Target 2025                           $(103,462)     $(1,842,030)    $(7,420,878)

------

7. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 will not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

8. OTHER TAX INFORMATION (UNAUDITED)

The funds hereby designate the following long-term capital gains distributions, or up to the maximum amount allowable, for the fiscal year ended September 30, 2008, as follows:

      Target 2010            Target 2015        Target 2020         Target 2025

       $3,061,984                --              $4,129,231             --

------

FINANCIAL HIGHLIGHTS
Target 2010

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $95.23     $90.10    $87.97     $86.70     $84.49
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  3.81       4.15      4.04       3.85       3.65

 Net Realized and
 Unrealized Gain (Loss)            3.46       0.98    (1.91)     (2.58)     (1.44)
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             7.27       5.13      2.13       1.27       2.21
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (3.97)     (4.29)    (3.85)     (3.86)     (3.94)

 From Net Realized Gains         (1.19)     (0.24)    (0.44)     (1.58)     (4.52)
                               --------   --------  --------   --------   --------
 Total Distributions             (5.16)     (4.53)    (4.29)     (5.44)     (8.46)
                               --------   --------  --------   --------   --------
Reverse Share Split                5.16       4.53      4.29       5.44       8.46
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                   $102.50     $95.23    $90.10     $87.97     $86.70
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   7.64%      5.69%     2.42%      1.47%      2.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.57%      0.57%     0.57%      0.58%      0.58%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                3.80%      4.52%     4.60%      4.39%      4.32%

Portfolio Turnover Rate             43%        36%       23%        22%        15%

Net Assets, End of Period
(in thousands)                 $242,748   $250,527  $215,810   $211,088   $215,621

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2010

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $93.21     $88.41    $86.54     $85.50     $83.53
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  3.47       3.85      3.75       3.57       3.39

 Net Realized and
 Unrealized Gain (Loss)            3.39       0.95    (1.88)     (2.53)     (1.42)
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             6.86       4.80      1.87       1.04       1.97
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (3.73)     (4.06)    (3.63)     (3.64)     (3.72)

 From Net Realized Gains         (1.19)     (0.24)    (0.44)     (1.58)     (4.52)
                               --------   --------  --------   --------   --------
 Total Distributions             (4.92)     (4.30)    (4.07)     (5.22)     (8.24)
                               --------   --------  --------   --------   --------
Reverse Share Split                4.92       4.30      4.07       5.22       8.24
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                   $100.07     $93.21    $88.41     $86.54     $85.50
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   7.36%      5.43%     2.16%      1.21%      2.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.82%      0.82%     0.82%      0.83%      0.83%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                3.55%      4.27%     4.35%      4.14%      4.07%

Portfolio Turnover Rate             43%        36%       23%        22%        15%

Net Assets, End of Period
(in thousands)                  $13,289     $9,308    $5,830     $6,402     $5,096

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $81.79     $77.69    $75.83     $72.10     $67.58
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  3.91       3.95      3.70       3.49       3.35

 Net Realized and
 Unrealized Gain (Loss)            4.62       0.15    (1.84)       0.24       1.17
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             8.53       4.10      1.86       3.73       4.52
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (3.62)     (3.82)    (3.29)     (3.21)     (3.64)

 From Net Realized Gains             --         --    (0.65)     (1.33)     (2.19)
                               --------   --------  --------   --------   --------
 Total Distributions             (3.62)     (3.82)    (3.94)     (4.54)     (5.83)
                               --------   --------  --------   --------   --------
Reverse Share Split                3.62       3.82      3.94       4.54       5.83
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $90.32     $81.79    $77.69     $75.83     $72.10
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  10.43%      5.28%     2.46%      5.18%      6.69%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.57%      0.57%     0.57%      0.58%      0.58%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.43%      5.01%     4.94%      4.68%      4.92%

Portfolio Turnover Rate             30%        21%       15%         9%        12%

Net Assets, End of Period
(in thousands)                 $320,410   $227,923  $197,387   $199,692   $156,287

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $80.16     $76.33    $74.68     $71.19     $66.89
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  3.60       3.70      3.47       3.26       3.15

 Net Realized and
 Unrealized Gain (Loss)            4.54       0.13    (1.82)       0.23       1.15
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             8.14       3.83      1.65       3.49       4.30
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (3.41)     (3.63)    (3.10)     (3.02)     (3.47)

 From Net Realized Gains             --         --    (0.65)     (1.33)     (2.19)
                               --------   --------  --------   --------   --------
 Total Distributions             (3.41)     (3.63)    (3.75)     (4.35)     (5.66)
                               --------   --------  --------   --------   --------
Reverse Share Split                3.41       3.63      3.75       4.35       5.66
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $88.30     $80.16    $76.33     $74.68     $71.19
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  10.15%      5.01%     2.21%      4.90%      6.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.82%      0.82%     0.82%      0.83%      0.83%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.18%      4.76%     4.69%      4.43%      4.67%

Portfolio Turnover Rate             30%        21%       15%         9%        12%

Net Assets, End of Period
(in thousands)                  $33,907     $9,506    $2,300     $1,295       $876

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $61.06     $59.03    $58.06     $52.32     $48.19
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  2.84       2.78      2.64       2.46       2.34

 Net Realized and
 Unrealized Gain (Loss)            2.58     (0.75)    (1.67)       3.28       1.79
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             5.42       2.03      0.97       5.74       4.13
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (2.70)     (2.62)    (2.49)     (2.38)     (2.47)

 From Net Realized Gains         (1.18)     (0.29)    (0.55)     (0.97)     (2.63)
                               --------   --------  --------   --------   --------
 Total Distributions             (3.88)     (2.91)    (3.04)     (3.35)     (5.10)
                               --------   --------  --------   --------   --------
Reverse Share Split                3.88       2.91      3.04       3.35       5.10
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $66.48     $61.06    $59.03     $58.06     $52.32
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   8.88%      3.44%     1.66%     10.97%      8.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.57%      0.57%     0.57%      0.58%      0.57%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.33%      4.68%     4.65%      4.38%      4.83%

Portfolio Turnover Rate             58%        49%       15%        10%        26%

Net Assets, End of Period
(in thousands)                 $226,872   $199,658  $192,341   $179,410   $173,662

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $59.77     $57.93    $57.12     $51.60     $47.65
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  2.63       2.58      2.45       2.29       2.18

 Net Realized and
 Unrealized Gain (Loss)            2.51     (0.74)    (1.64)       3.23       1.77
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             5.14       1.84      0.81       5.52       3.95
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (2.54)     (2.47)    (2.35)     (2.25)     (2.35)

 From Net Realized Gains         (1.18)     (0.29)    (0.55)     (0.97)     (2.63)
                               --------   --------  --------   --------   --------
 Total Distributions             (3.72)     (2.76)    (2.90)     (3.22)     (4.98)
                               --------   --------  --------   --------   --------
Reverse Share Split                3.72       2.76      2.90       3.22       4.98
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $64.91     $59.77    $57.93     $57.12     $51.60
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   8.60%      3.18%     1.42%     10.70%      8.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.82%      0.82%     0.82%      0.83%      0.83%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.08%      4.43%     4.40%      4.13%      4.57%

Portfolio Turnover Rate             58%        49%       15%        10%        26%

Net Assets, End of Period
(in thousands)                  $17,595    $10,823    $8,635    $10,417     $4,073

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $52.74     $51.59    $51.07     $43.80     $39.67
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  2.39       2.28      2.16       1.99       1.90

 Net Realized and
 Unrealized Gain (Loss)            2.57     (1.13)    (1.64)       5.28       2.23
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             4.96       1.15      0.52       7.27       4.13
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (2.89)     (2.26)    (1.34)     (2.54)     (2.08)

 From Net Realized Gains             --         --    (0.35)     (6.03)     (2.17)
                               --------   --------  --------   --------   --------
 Total Distributions             (2.89)     (2.26)    (1.69)     (8.57)     (4.25)
                               --------   --------  --------   --------   --------
Reverse Share Split                2.89       2.26      1.69       8.57       4.25
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $57.70     $52.74    $51.59     $51.07     $43.80
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   9.39%      2.25%     1.02%     16.61%     10.41%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.57%      0.57%     0.57%      0.58%      0.58%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.25%      4.43%     4.40%      4.05%      4.74%

Portfolio Turnover Rate             35%        29%       13%        26%        24%

Net Assets, End of Period
(in thousands)                 $233,800   $226,358  $306,433   $191,326    $92,440

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $51.57     $50.57    $50.18     $43.14     $39.18
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  2.20       2.11      2.00       1.84       1.76

 Net Realized and
 Unrealized Gain (Loss)            2.50     (1.11)    (1.61)       5.20       2.20
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             4.70       1.00      0.39       7.04       3.96
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (2.75)     (2.13)    (1.21)     (2.43)     (1.97)

 From Net Realized Gains             --         --    (0.35)     (6.03)     (2.17)
                               --------   --------  --------   --------   --------
 Total Distributions             (2.75)     (2.13)    (1.56)     (8.46)     (4.14)
                               --------   --------  --------   --------   --------
Reverse Share Split                2.75       2.13      1.56       8.46       4.14
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $56.27     $51.57    $50.57     $50.18     $43.14
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   9.12%      1.97%     0.77%     16.33%     10.11%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.82%      0.82%     0.82%      0.83%      0.83%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.00%      4.18%     4.15%      3.80%      4.49%

Portfolio Turnover Rate             35%        29%       13%        26%        24%

Net Assets, End of Period
(in thousands)                  $33,366    $28,709   $21,428     $6,072       $578

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net a sset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the American Century Target Maturities Trust and
Shareholders of the Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, and
Target 2025 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Target 2010
Fund, Target 2015 Fund, Target 2020 Fund, and Target 2025 Fund (constituting the American Century Target Maturities Trust, the "Funds") at September 30,
2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
November 20, 2008

------

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are
"interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC)
or its wholly owned, direct or indirect, subsidiaries, including the funds'
investment advisor, American Century Investment Management, Inc. (ACIM or the
advisor); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century
Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American
Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment
Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED TRUSTEE

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 111
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

INDEPENDENT TRUSTEES

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (money management firm) (April 2004 to present);
Partner and Founder, Bay Partners (venture capital firm) (1976 to 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of
Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, Barclays Global
Investors (asset manager) (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Intraware, Inc.

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Platinum Grove Asset
Management, L.P. (asset manager) (1999 to present); Frank E. Buck Professor of
Finance-Emeritus, Stanford Graduate School of Business (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Dimensional Fund Advisors (investment advisor)

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Cadence Design Systems; Exponent

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

------

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present); and Controller, various American Century Investments funds
(1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------

APPROVAL OF MANAGEMENT AGREEMENTS
Target 2010, Target 2015, Target 2020 and Target 2025

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c) Providers") concerning Target 2010, Target 2015,
Target 2020 and Target 2025 (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable advisory fee. The board had the benefit of the advice of its independent counsel throughout the period.

------

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, an independent data provider, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal-services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the advisory contract, the Directors, directly and through its
Portfolio Committee, reviews

------

investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. Target 2010's performance was above the median for its peer group for the three-year period and below the median for the one-year period. Target 2015's and Target 2020's performance for both the one- and three-year periods was above their benchmarks. Target 2025's performance was above its benchmark for the one-year period and below its benchmark for the three-year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at its special meeting to consider renewal of the Advisory Contract, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

------

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of the funds was in the lowest quartile of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and others concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

INDEX DEFINITIONS

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August
15, 2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

------

[back cover]

[american century investments logo and text logo®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .      1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .      1-800-345-2021 or
                                                              816-531-5575
BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .      1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .      1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .      1-800-634-4113

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0811
CL-ANN-61614S-SUP

ITEM 2. CODE OF ETHICS.

(a)       The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)       No response required.

(c)       None.

(d)       None.

(e)       Not applicable.

(f)       The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1) to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Peter F.  Pervere,  Jeanne D.  Wohlers  and  Ronald J.  Gilson are the
          registrant's  designated audit committee  financial experts.  They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2007:  $87,602
          FY 2008:  $94,982

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2007:  $0
          FY 2008:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2007:  $0
          FY 2008:  $0

(c)       Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2007:  $0
          FY 2008:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2007:  $0
          FY 2008:  $0

(d)       All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2007:  $0
          FY 2008:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2007:  $0
          FY 2008:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)      The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2007:  $84,400
          FY 2008:  $90,000

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed  as  Exhibit  12(a)(1)  to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Certified  Shareholder  Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURIITES TRUST

By:      /s/  Jonathan S. Thomas
         --------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    November 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    November 28, 2008

By:      /s/  Robert J. Leach
         --------------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    November 28, 2008